Lease obligation (Details 1) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
2021	$ 1,018,789
2022	1,135,510
2023	367,185
2024	367,185
2025	275,389
Total lease payments	3,164,058
Less imputed interest	(494,316)
Total discounted lease payments	2,669,742	$ 3,406,144
Current portion of lease obligations	(773,465)	(736,408)
Non-current portion of lease obligations	$ 1,896,277	$ 2,669,736